GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill
	December 31,
	2023	2024

Balance as of beginning of the year	$153,241	$153,241
Goodwill acquired	-	1,164,133

Closing balance	$153,241	$1,317,374

Schedule of Intangible Assets
	December 31,
	2023	2024

Original amount:

Technology	$55,922	$432,998
Customer relationships	9,586	164,548
Other	732	16,450

	66,240	613,996

Less - accumulated amortization	46,038	79,270

Intangible assets, net	$20,202	$534,726

Schedule of Future Amortization Expense
2025	107,345
2026	100,785
2027	99,710
2028	95,404
2029	77,311
Thereafter	54,171

$534,726